Financial Risk Management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Credit Risk
The maximum credit risk exposure is as follows:

	June 30, 2022		December 31, 2021
(In Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	34,288,327	—	22,527,376
Other receivables	—	84,904	—	6,922
Loans to employees	—	—	—	2,222
Loans granted to Joint Venture	—	1,330,499	—	685,048
Receivables from Joint Venture	—	537,310	—	535,268

Trade and other financial receivables	—	36,241,040	—	23,756,836
Loans granted to Joint Venture	70,000		565,873	—

Non-current financial assets	70,000	—	565,873	—
Financial investments		6,639,630	—	57,191,545

Other current financial assets	—	6,639,630	—	57,191,545
Cash and cash equivalents		119,875,344	—	113,865,299

Total	70,000	162,756,014	565,873	194,813,680

The maximum credit risk exposure is as follows:

	31 December 2021		31 December 2020
(In Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	22,527,376	—	7,872,189
Other receivables	—	6,922	—	516,834
Loans to employees	—	2,222	—	119,538
Loans granted to Joint Venture	—	685,048	—	—
Receivables from Joint Venture	—	535,268	—	475,565

Trade and other financial receivables	—	23,756,836	—	8,984,126
Loans granted to Joint Venture	565,873	—	474,174	—

Non-current financial assets	565,873	—	474,174	—
Financial investments	—	57,191,545	—	239,379

Other current financial assets	—	57,191,545	—	239,379
Cash and cash equivalents	—	113,865,299	—	22,338,021

Total	565,873	194,813,680	474,174	31,561,526

Summary of Interest Rate Risk
Interest rate risk
Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates.

(In Euros)	Currency	June 30, 2022	December 31, 2021
Fixed rate Loan	EUR	24,058,610	31,050,494
Fixed rate Loan	NOK	—	—
Fixed rate Loan	USD	—	—
Floating rate loan	EUR	51,739,805	20,295,796

		75,798,415	51,346,290

This analysis assumes that all other variables are held constant and considers the effect of interest rates.

	June 30, 2022		December 31, 2021
	Profit or loss		Profit or loss
(In Euros)	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	982,311	(982,311)	(690,586)	(690,586)
Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates.

(In Euros)	Currency	31 Dec 2021	31 Dec 2020	31 Dec 2019
Fixed rate Loan	EUR	31,050,494	8,594,971	8,982,459
Fixed rate Loan	NOK	—	631	—
Fixed rate Loan	USD	—	95,719	—
Floating rate loan	EUR	20,295,796	13,681,111	2,793,820

Total		51,346,290	22,372,432	11,776,279

This analysis assumes that all other variables are held constant and considers the effect of interest rates.

	2021		2020
	Profit or loss		Profit or loss
(In Euros)	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	(690,586)	(690,586)	(85,070)	85,070

Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening)
The following table shows the sensitivity of a reasonably possible strengthening or weakening of the euro in each of the foreign currencies as of June 30, 2022 and June 2021 of monetary assets and liabilities. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	June 2022		December 2021
	Profit or loss		Profit or loss
(In Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	(9,298,955)	11,365,389	(8,819,351)	10,779,207
GBP (10% movement)	(187,657)	229,359	(240,989)	294,542
SEK (10% movement)	(263,960)	322,618	(66,364)	81,112

The following table shows the sensitivity of a reasonably possible strengthening (weakening) of the Euro in each of the foreign currencies at 31 December of monetary assets and liabilities. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	2021		2020
	Profit or loss		Profit or loss
(In Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	(8,819,351)	10,779,207	13,753	(16,810)
GBP (10% movement)	(240,989)	294,542	(71,379)	87,242

Summary of Liquidity Risk	Details of working capital are as follows:

(In Euros)	June 30, 2022	December 31, 2021
Current assets	238,110,420	251,490,612
Current liabilities	148,241,912	170,366,393

	89,868,508	81,124,219

Details of working capital are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020
Current assets	251,490,612	41,513,468
Current liabilities	170,366,393	23,676,980

Total	81,124,219	17,836,488

Summary of Maturity Analysis for Derivative Financial Liabilities
Details of the maturities, by year, of the principals of the loans and borrowings as of June 30, 2022 are as follows:

	June 30, 2022
(In Euros)	Capital	Interest	Total
1 July 2022 - 30 June 2023	52,523,968	1,190,512	53,714,480
1 July 2023 - 30 June 2024	3,831,580	1,078,567	4,910,147
1 July 2024 - 30 June 2025	5,736,563	817,903	6,554,466
1 July 2025 - 30 June 2026	5,188,521	542,970	5,731,491
1 July 2026 - 30 June 2027	5,052,833	272,040	5,324,873
More than five years	3,464,949	40,329	3,505,278

	75,798,415	3,942,321	79,740,736

	December 31, 2021
(In Euros)	Capital	Interest	Total
2022	33,768,839	1,057,597	34,826,436
2023	2,253,069	966,946	3,220,015
2024	4,698,544	800,925	5,499,469
2025	3,619,043	551,259	4,170,302
2026	3,542,975	327,444	3,870,419
More than five years	3,463,820	106,810	3,570,630

	51,346,290	3,810,981	55,157,271

Details of the maturities, by year, of the principals of the loans and borrowings at 31 December are as follows:

	31 December 2021
(In Euros)	Capital	Interest	Total
2022	33,768,839	1,057,597	34,826,436
2023	2,253,069	966,946	3,220,015
2024	4,698,544	800,925	5,499,469
2025	3,619,043	551,259	4,170,302
2026	3,542,975	327,444	3,870,419
More than five years	3,463,820	106,810	3,570,630

Total	51,346,290	3,810,981	55,157,271

	31 December 2020
(In Euros)	Capital	Interest	Total
2021	12,627,970	201,148	12,829,118
2022	1,853,412	151,482	2,004,894
2023	4,756,490	96,936	4,853,426
2024	1,515,247	45,959	1,561,206
2025	1,374,034	31,270	1,405,304
More than five years	245,279	—	245,279

Total	22,372,432	526,795	22,899,227